Schedule of Investments (unaudited) February 28, 2023	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, AMT, 5.00%, 01/01/50	$820	$823,453

Pennsylvania — 91.9%

Corporate — 6.3%
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	3,100	2,976,022
Pennsylvania Economic Development Financing Authority, RB
Class A, AMT, 3.02%, 06/01/41(a)	13,335	13,047,271
Series A, AMT, 0.58%, 08/01/37(a)	5,000	4,770,225
Series A, AMT, 3.25%, 08/01/39(b)	2,800	2,155,387
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,355	1,339,119

		24,288,024

County/City/Special District/School District — 19.1%
Altoona Area School District, GO, Series A, AMT, (AGM, SAW), 5.00%, 12/01/36	2,895	3,026,439
Bethlehem Area School District, GO
Series A, AMT, (BAM, SAW), 5.00%, 08/01/34	2,390	2,498,910
Series A, AMT, (BAM, SAW), 5.00%, 08/01/35	1,790	1,868,964
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	890	907,220
(SAW), 5.00%, 10/01/38	1,335	1,360,793
Boyertown Area School District, Refunding GO, (SAW), 5.00%, 10/01/40	230	247,939
Bristol Township School District, GO, (BAM, SAW), 5.00%, 06/01/42	2,550	2,646,928
Catasauqua Area School District, Refunding GO, (BAM, SAW), 4.00%, 02/15/42	1,755	1,658,385
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	3,378,110
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	1,540	1,632,477
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	2,140	2,242,536
Coatesville School District, GO, CAB(c)
Series A, (BAM, SAW), 0.00%, 10/01/34	290	183,401
Series A, (BAM, SAW), 0.00%, 10/01/35	2,565	1,527,637
Series A, (BAM, SAW), 0.00%, 10/01/37	2,505	1,318,181
Coatesville School District, Refunding GO, CAB(c)
Series B, (BAM, SAW), 0.00%, 10/01/33	500	332,418
Series B, (BAM, SAW), 0.00%, 10/01/34	980	619,768
Series C, (BAM, SAW), 0.00%, 10/01/33	640	425,496
County of Lancaster Pennsylvania, Refunding GO
4.00%, 11/01/34	500	512,641
4.00%, 11/01/35	520	529,283
4.00%, 11/01/36	540	545,915
4.00%, 11/01/37	565	568,210
4.00%, 11/01/38	585	586,644
Dallastown Area School District, Refunding GO, (SAW), 5.00%, 04/15/34	1,835	1,903,185
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	4,100	4,328,800
(SAW), 5.00%, 02/01/42	6,365	6,696,954

Security	Par (000)	Value

County/City/Special District/School District (continued)
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	$1,375	$1,473,370
AMT, 5.50%, 06/30/43	2,500	2,652,927
AMT, 5.75%, 06/30/48	3,770	4,033,742
AMT, 6.00%, 06/30/61	1,945	2,107,610
School District of Philadelphia, GO, Series D, (AGM, SAW), 3.00%, 09/01/44	4,640	3,600,199
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	1,815	1,877,839
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	3,695	4,070,970
5.25%, 06/01/52	2,000	2,179,816
State Public School Building Authority, Refunding RB, Series A, (AGM, SAW), 5.00%, 06/01/33	5,000	5,246,500
Tredyffrin Easttown School District, GO, (SAW), 5.00%, 02/15/39	1,130	1,196,260
West Shore School District, GO, (SAW), 5.00%, 11/15/43	4,045	4,224,752

		74,211,219

Education — 18.6%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	290	268,289
5.00%, 10/01/49	795	699,298
Bethlehem Redevelopment Authority, Refunding RB, 4.00%, 10/01/38	330	302,488
Chester County Industrial Development Authority, RB
4.00%, 12/01/49	3,750	3,465,172
4.00%, 12/01/51	4,000	3,662,744
Delaware County Authority, RB, 5.00%, 08/01/40	1,795	1,842,401
East Hempfield Township Industrial Development Authority, RB(d)
5.00%, 07/01/23	1,215	1,221,542
5.00%, 07/01/25	1,810	1,887,146
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	515	412,602
Lehigh County Industrial Development Authority, Refunding RB, 4.00%, 05/01/51	1,545	1,133,055
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	4,000	3,886,648
Pennsylvania Higher Education Assistance Agency, RB
Series A, AMT, 2.63%, 06/01/42	2,000	1,643,872
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	474,879
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	5,790	5,896,849
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	492,681
5.00%, 05/01/37	1,595	1,437,980
5.00%, 05/01/41	810	839,085
Series A, 5.25%, 07/15/23(d)	2,420	2,436,792
Series A, 5.50%, 07/15/23(d)	365	367,864
Series A, 5.00%, 11/01/25	200	202,090
Series A, 5.00%, 11/01/26	100	102,260
Series A, 5.00%, 11/01/27	150	155,098
Series A, 5.00%, 11/01/29	1,150	1,214,498
Series A, 5.00%, 11/01/31	205	218,044
Series A, (AGM), 4.00%, 05/01/50	5,000	4,498,170
Pennsylvania State University, RB 5.00%, 09/01/48	2,615	2,747,633

1

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Pennsylvania State University, RB (continued)
Series A, AMT, 5.00%, 09/01/43	$3,935	$4,208,435
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	485	451,753
5.00%, 06/15/39	840	780,422
4.00%, 06/01/41	490	391,417
4.00%, 12/01/48	8,090	7,805,135
5.00%, 06/15/50	800	714,773
4.00%, 06/01/51	395	285,747
5.25%, 11/01/52	2,145	2,260,661
4.00%, 06/01/56	560	392,620
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 05/01/40	675	636,177
5.00%, 06/15/40(b)	1,180	1,133,175
4.00%, 05/01/42	2,320	1,728,692
5.00%, 05/01/50	2,010	1,827,500
5.00%, 06/15/50(b)	585	540,078
Series 2015, 5.00%, 04/01/45	3,330	3,389,664
Series A, 5.25%, 06/15/52	625	580,244
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 2.98%, 02/15/24(a)	3,620	3,629,303

		72,264,976

Health — 19.8%
Allegheny County Hospital Development Authority, RB, Series D2, 3.32%, 11/15/47(a)	2,865	2,914,146
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	4,103,546
Series A, 4.00%, 07/15/39	2,250	2,147,902
Series A, 5.00%, 04/01/47	1,950	1,975,674
Bucks County Industrial Development Authority, RB
4.00%, 08/15/44	1,690	1,531,608
4.00%, 07/01/51	2,500	1,858,090
Bucks County Industrial Development Authority, Refunding RB, 5.00%, 10/01/37	1,560	1,542,438
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,308,936
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(d)	430	443,883
5.00%, 01/01/29(d)	940	1,052,592
4.00%, 01/01/36	645	575,452
4.13%, 01/01/38	260	227,283
5.00%, 01/01/38	2,185	2,136,628
5.00%, 01/01/39	180	182,928
Doylestown Hospital Authority, RB
Series A, 4.00%, 07/01/45	1,250	877,904
Series A, 5.00%, 07/01/49	1,500	1,188,892
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	3,440	2,983,681
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	5,950	6,063,669
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB
5.00%, 07/01/33	1,000	1,027,187
(AGM), 4.00%, 07/01/40	1,600	1,496,542
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	939,849
Lancaster Industrial Development Authority, RB 4.00%, 12/01/44	730	671,829

Security	Par (000)	Value

Health (continued)
Lancaster Industrial Development Authority, RB (continued)
4.00%, 12/01/49	$985	$875,440
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/44	7,550	6,920,806
4.00%, 09/01/49	1,170	1,050,053
Series A, 5.00%, 09/01/37	1,365	1,415,949
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	5,000	4,466,255
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	1,935,031
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,910	2,662,964
Northampton County General Purpose Authority, Refunding RB, 5.00%, 08/15/46	1,350	1,365,085
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	2,000	1,913,742
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	3,754,312
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	5,000	5,119,060
St Mary Hospital Authority, Refunding RB
5.00%, 12/01/28(d)	4,065	4,544,642
5.00%, 12/01/48	2,035	2,108,801
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/36	500	428,735
Series A, 4.00%, 11/15/41	445	359,679
Series A, 4.00%, 11/15/46	715	554,001

		76,725,214

Housing — 3.9%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.45%, 10/01/41	1,315	947,187
Series 137, 2.60%, 04/01/46	5,270	3,574,356
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 136, 2.55%, 10/01/51	2,250	1,392,995
Series 2022, 4.15%, 10/01/42	3,000	2,845,386
Philadelphia Authority for Industrial Development, RB, M/F Housing(e)(f)
Series A, 3.50%, 12/01/36	1,260	836,437
Series A, 4.00%, 12/01/46	5,740	3,810,436
Series A, 4.00%, 12/01/51	2,300	1,526,830

		14,933,627

State — 6.5%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	330	316,534
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,280	1,102,852
5.00%, 03/01/38	462	443,265
5.13%, 03/01/48	887	806,911
4.75%, 03/01/50	2,720	2,188,444
Commonwealth Financing Authority, RB
5.00%, 06/01/35	2,205	2,323,210
(AGM), 4.00%, 06/01/39	700	677,260

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Commonwealth of Pennsylvania, GO, Series A, 4.00%, 09/15/31	$2,500	$2,561,447
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,425	1,429,822
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/38	3,000	3,009,879
AMT, 5.00%, 06/30/42	2,620	2,575,400
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, AMT, 5.25%, 12/01/44	1,500	1,606,845
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	5,680	5,259,589
Redevelopment Authority of The County of Washington, Refunding TA
4.00%, 07/01/23	195	194,563
5.00%, 07/01/28	600	603,278

		25,099,299

Transportation — 10.2%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	971,495
Series B, AMT, 5.00%, 07/01/37	1,800	1,849,459
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	4,045	4,238,355
Pennsylvania Turnpike Commission, RB
Series A, 5.50%, 12/01/42	2,515	2,629,344
Series A-1, 5.00%, 12/01/41	100	103,235
Sub-Series B-1, 5.00%, 06/01/42	5,205	5,368,588
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,037,137
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,809,963
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,598,272
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,820	790,641
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,156,690
Pennsylvania Turnpike Commission, Refunding RB
Series A-1, 5.25%, 12/01/45	4,730	4,839,447
Series B, 5.25%, 12/01/52	1,225	1,307,614
Series B-2, (AGM), 5.00%, 06/01/35	2,900	3,090,571
Series C, 4.00%, 12/01/51	5,000	4,595,810
Susquehanna Area Regional Airport Authority,
Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,229,346

		39,615,967

Utilities — 7.5%
Allegheny County Sanitary Authority, RB, 5.00%, 06/01/45	1,425	1,491,539
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series C, 5.50%, 06/01/47	3,100	3,432,094
Series A, AMT, 5.00%, 10/01/43	3,460	3,631,526
Series A, AMT, 5.25%, 10/01/52	1,190	1,233,440
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(d)	980	982,588
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	2,055	1,579,208
Oxford Area Sewer Authority, Refunding RB
(BAM), 3.00%, 07/01/35	155	142,401
(BAM), 3.00%, 07/01/46	2,395	1,773,275

Security	Par (000)	Value

Utilities (continued)
Oxford Area Sewer Authority, Refunding RB (continued)
(BAM), 2.38%, 07/01/55	$915	$490,576
Pennsylvania Economic Development Financing Authority, Refunding RB, Class B, 4.05%, 12/01/38(a)	2,500	2,500,000
Philadelphia Gas Works Co., Refunding RB
5.00%, 08/01/30	700	723,594
5.00%, 08/01/31	900	930,337
5.00%, 08/01/32	1,200	1,240,277
5.00%, 08/01/33	600	620,637
5.00%, 08/01/34	1,050	1,085,062
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/44	2,045	2,153,403
Pittsburgh Water & Sewer Authority, Refunding RB, Series C, (AGM), 3.27%, 09/01/40(a)	3,620	3,602,356
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,372,068

		28,984,381

Total Municipal Bonds in Pennsylvania		356,122,707

Puerto Rico — 3.1%

State — 3.1%
Commonwealth of Puerto Rico, GO, Series A1, Restructured, 5.63%, 07/01/29	1,643	1,706,219
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,797	4,300,918
Series A-1, Restructured, 5.00%, 07/01/58	374	345,663
Series A-2, Restructured, 4.78%, 07/01/58	2,660	2,364,421
Series A-2, Restructured, 4.33%, 07/01/40	1,950	1,775,177
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/46	5,314	1,366,479
Series B-1, Restructured, 0.00%, 07/01/46	925	238,998

Total Municipal Bonds in Puerto Rico		12,097,875

Total Long-Term Investments — 95.2% (Cost: $392,938,594)		369,044,035

	Shares

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.80%(g)(h)	17,884,379	17,882,590

Total Short-Term Securities — 4.6% (Cost: $17,881,763)		17,882,590

Total Investments — 99.8% (Cost: $410,820,357)		386,926,625

Other Assets Less Liabilities — 0.2%		919,833

Net Assets — 100.0%		$387,846,458

3

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Pennsylvania Municipal Bond Fund

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$14,915,694	$2,975,084	(a)	$—	$(8,241)	$53	$17,882,590	17,884,379	$156,322	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	45	06/21/23	$5,025	$6,687
U.S. Long Bond	70	06/21/23	8,781	96,990
5-Year U.S. Treasury Note	57	06/30/23	6,104	10,634

				$114,311

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End (continued)

pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$369,044,035	$—	$369,044,035
Short-Term Securities
Money Market Funds	17,882,590	—	—	17,882,590

	$17,882,590	$369,044,035	$—	$386,926,625

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$114,311	$—	$—	$114,311

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

5